EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Earnings Per Share
The following tables set forth the computation of basic and diluted EPS from continuing operations for the periods indicated:

	Year Ended December 31, 2013
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$278,662	206,044	$1.35
Diluted EPS from continuing operations
Effect of options and other dilutive securities	—	3,651
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$278,662	209,695	$1.33

	Year Ended December 31, 2012
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$294,837	206,140	$1.43
Diluted EPS from continuing operations
Effect of options and other dilutive securities	—	4,570
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$294,837	210,710	$1.40

	Year Ended December 31, 2011
	Income	Shares	Per Share Amount
	(Thousands, except per share amounts)
Basic EPS from continuing operations
Income from continuing operations attributable to ONEOK available for common stock	$245,759	209,344	$1.17
Diluted EPS from continuing operations
Effect of options and other dilutive securities	—	5,154
Income from continuing operations attributable to ONEOK available for common stock and common stock equivalents	$245,759	214,498	$1.15